Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 157,838	$ 118,510	$ 228,067	$ 182,722
Fixed deposits maturing over three months	49,824	34,825
Prepaid expenses and other receivables	29,956	14,334
Total current assets	453,233	297,218
Property, plant and equipment, net	151,555	137,393
Total assets	636,044	457,743
Current liabilities:
Accrued expenses and other payables	41,217	35,980
Dividend payable	26,882	12,545
Total liabilities	273,252	135,537
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206	334,134	326,410
Total liabilities and shareholders' equity	636,044	457,743
Parent Company
Current assets:
Cash and cash equivalents	68,568	66,218	88,333	91,398
Fixed deposits maturing over three months	49,182	34,825
Prepaid expenses and other receivables	276	504
Amounts due from subsidiaries	29,566	38,545
Total current assets	147,592	140,092
Property, plant and equipment, net	4,221	4,487
Loan to a subsidiary-non-current	93,108	93,108
Investments in subsidiaries	146,191	98,945
Total assets	391,112	336,632
Current liabilities:
Accrued expenses and other payables	1,438	1,881
Dividend payable	26,882	12,545
Total liabilities	28,320	14,426
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2011 and 2012)	448	448
Additional paid-in capital	287,602	287,055
Retained earnings	74,750	34,711
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	362,792	322,206	334,134	326,410
Total liabilities and shareholders' equity	$ 391,112	$ 336,632